Provision for Reclamation Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision for Reclamation Liabilities [Line Items]
Estimated discounted cash flows of future reclamation costs	$ 7.4	$ 10.8
Undiscounted future cash outflows	$ 8.1	$ 11.5
Nominal discount rate	3.90%	4.07%
Reclamation disbursements	$ 3.7	$ 4.5
Rehabilitation expenses		6.6
Security deposit	0.7
Deposit with financial institution pledged as security	10.0	7.9
Reclamation Liabilities [Member]
Provision for Reclamation Liabilities [Line Items]
Deposit with financial institution pledged as security	$ 21.4	20.6
KSM [Member]
Provision for Reclamation Liabilities [Line Items]
Deposit with financial institution pledged as security		$ 5.4